Segment reporting - selected financial information by segment (Details) € in Millions		12 Months Ended
	Jan. 11, 2018 USD ($) employee	Dec. 31, 2019 EUR (€) segment	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Disclosure of operating segments [line items]
Number of reportable regional operating segments | segment		4
Revenue		€ 108,187	€ 110,412	€ 105,730
Net profit from continuing operations		2,700	3,330	3,291
Tax expense		1,321	778	2,588
Net financial expenses		1,005	1,056	1,345
Adjustments:
Charge recognized for U.S. diesel emission matters			748
Impairment expense and supplier obligations		1,542	353	219
China Inventory impairment			129
Warranty and recall expense, recall of airbag inflators			114	102
Warranty And Recall Expense, Contested With Supplier			(50)
North America capacity realignment			(60)
Losses from catastrophes, net of insurance recoveries, port of Tianjin				(68)
Losses from catastrophes, net of insurance recoveries, port of Savona			43
U.S. special bonus payment			111
Restructuring costs, net of reversals		154	103	86
Employee benefits settlement losses			92
Deconsolidation of Venezuela				42
Brazil indirect tax - reversal of liability/recognition of credits		164	72	895
Gains on disposal of investments		(15)	0	(76)
Other(4)(5)		125	63	13
Adjusted EBIT		6,668	6,738	6,609
Share of the profit of equity method investees		208	240	400
Impairment loss		1,589	297	219
Supplier obligations			56
Write-down of property, plant and equipment classified as restructuring costs		76
Unused provision reversed, other provisions		102
Announced bonus amount per employee | $	$ 2,000
Number of employees eligible for bonus | employee	60,000
North America
Disclosure of operating segments [line items]
Revenue		73,337	72,353	66,047
Adjustments:
Impairment loss			16
LATAM
Disclosure of operating segments [line items]
Revenue		8,449	8,142	7,994
Adjustments:
Impairment loss			8	56
APAC
Disclosure of operating segments [line items]
Revenue		2,762	2,646	3,218
Adjustments:
China Inventory impairment			129
Impairment loss			11
EMEA
Disclosure of operating segments [line items]
Revenue		20,466	22,714	22,584
Adjustments:
Impairment loss			262	142
Maserati
Disclosure of operating segments [line items]
Revenue		1,592	2,645	4,037
Other activities
Disclosure of operating segments [line items]
Revenue		1,581	1,912	1,850
Operating segments | North America
Disclosure of operating segments [line items]
Revenue		73,357	72,384	66,094
Adjustments:
Charge recognized for U.S. diesel emission matters			0
Impairment expense and supplier obligations		98	16	0
China Inventory impairment			0
Warranty and recall expense, recall of airbag inflators			114	29
Warranty And Recall Expense, Contested With Supplier			(50)
North America capacity realignment			(60)	(38)
Losses from catastrophes, net of insurance recoveries, port of Tianjin				0
Losses from catastrophes, net of insurance recoveries, port of Savona			0
U.S. special bonus payment			109
Restructuring costs, net of reversals		23	0	(1)
Employee benefits settlement losses			92
Deconsolidation of Venezuela				0
Brazil indirect tax - reversal of liability/recognition of credits		0	0	0
Gains on disposal of investments		0		0
Other(4)(5)		45	1	(1)
Adjusted EBIT		6,690	6,230	5,227
Share of the profit of equity method investees		0	0	0
Operating segments | LATAM
Disclosure of operating segments [line items]
Revenue		8,461	8,152	8,004
Adjustments:
Charge recognized for U.S. diesel emission matters			0
Impairment expense and supplier obligations		0	8	77
China Inventory impairment			0
Warranty and recall expense, recall of airbag inflators			0	73
Warranty And Recall Expense, Contested With Supplier			0
North America capacity realignment			0	0
Losses from catastrophes, net of insurance recoveries, port of Tianjin				0
Losses from catastrophes, net of insurance recoveries, port of Savona			0
U.S. special bonus payment			0
Restructuring costs, net of reversals		127	(28)	75
Employee benefits settlement losses			0
Deconsolidation of Venezuela				42
Brazil indirect tax - reversal of liability/recognition of credits		164	54	0
Gains on disposal of investments		0		0
Other(4)(5)		4	0	0
Adjusted EBIT		501	359	151
Share of the profit of equity method investees		0	0	0
Operating segments | APAC
Disclosure of operating segments [line items]
Revenue		2,814	2,703	3,250
Adjustments:
Charge recognized for U.S. diesel emission matters			0
Impairment expense and supplier obligations		0	11	0
China Inventory impairment			129
Warranty and recall expense, recall of airbag inflators			0	0
Warranty And Recall Expense, Contested With Supplier			0
North America capacity realignment			0	0
Losses from catastrophes, net of insurance recoveries, port of Tianjin				(68)
Losses from catastrophes, net of insurance recoveries, port of Savona			0
U.S. special bonus payment			0
Restructuring costs, net of reversals		0	0	0
Employee benefits settlement losses			0
Deconsolidation of Venezuela				0
Brazil indirect tax - reversal of liability/recognition of credits		0	0	0
Gains on disposal of investments		0		0
Other(4)(5)		(4)	0	1
Adjusted EBIT		(36)	(296)	172
Share of the profit of equity method investees		(126)	(67)	75
Operating segments | EMEA
Disclosure of operating segments [line items]
Revenue		20,571	22,815	22,700
Adjustments:
Charge recognized for U.S. diesel emission matters			0
Impairment expense and supplier obligations		441	307	142
China Inventory impairment			0
Warranty and recall expense, recall of airbag inflators			0	0
Warranty And Recall Expense, Contested With Supplier			0
North America capacity realignment			0	0
Losses from catastrophes, net of insurance recoveries, port of Tianjin				0
Losses from catastrophes, net of insurance recoveries, port of Savona			2
U.S. special bonus payment			0
Restructuring costs, net of reversals		(9)	123	0
Employee benefits settlement losses			0
Deconsolidation of Venezuela				0
Brazil indirect tax - reversal of liability/recognition of credits		0	0	0
Gains on disposal of investments		0		0
Other(4)(5)		(7)	30	0
Adjusted EBIT		(6)	406	735
Share of the profit of equity method investees		318	284	306
Operating segments | Maserati
Disclosure of operating segments [line items]
Revenue		1,603	2,663	4,058
Adjustments:
Charge recognized for U.S. diesel emission matters			0
Impairment expense and supplier obligations		210	0	0
China Inventory impairment			0
Warranty and recall expense, recall of airbag inflators			0	0
Warranty And Recall Expense, Contested With Supplier			0
North America capacity realignment			0	0
Losses from catastrophes, net of insurance recoveries, port of Tianjin				0
Losses from catastrophes, net of insurance recoveries, port of Savona			11
U.S. special bonus payment			0
Restructuring costs, net of reversals		3	0	0
Employee benefits settlement losses			0
Deconsolidation of Venezuela				0
Brazil indirect tax - reversal of liability/recognition of credits		0	0	0
Gains on disposal of investments		0		0
Other(4)(5)		8	0	0
Adjusted EBIT		(199)	151	560
Share of the profit of equity method investees		0	0	0
Operating segments | Other activities
Adjustments:
North America capacity realignment				0
Other Activities | Other activities
Disclosure of operating segments [line items]
Revenue		3,009	2,888	3,248
Adjustments:
Charge recognized for U.S. diesel emission matters			0
Impairment expense and supplier obligations		0	0	0
China Inventory impairment			0
Warranty and recall expense, recall of airbag inflators			0	0
Warranty And Recall Expense, Contested With Supplier			0
North America capacity realignment			0	0
Losses from catastrophes, net of insurance recoveries, port of Tianjin				0
Losses from catastrophes, net of insurance recoveries, port of Savona			30
U.S. special bonus payment			2
Restructuring costs, net of reversals		0	8	11
Employee benefits settlement losses			0
Deconsolidation of Venezuela				0
Brazil indirect tax - reversal of liability/recognition of credits		0	18	0
Gains on disposal of investments		(15)		27
Other(4)(5)		7	12	12
Adjusted EBIT		(173)	(40)	(98)
Share of the profit of equity method investees		15	22	18
Unallocated items & eliminations
Disclosure of operating segments [line items]
Revenue		(1,628)	(1,193)	(1,624)
Adjustments:
Charge recognized for U.S. diesel emission matters			748
Impairment expense and supplier obligations		793	11	0
China Inventory impairment			0
Warranty and recall expense, recall of airbag inflators			0	0
Warranty And Recall Expense, Contested With Supplier			0
North America capacity realignment			0	(38)
Losses from catastrophes, net of insurance recoveries, port of Tianjin				0
Losses from catastrophes, net of insurance recoveries, port of Savona			0
U.S. special bonus payment			0
Restructuring costs, net of reversals		10	0	1
Employee benefits settlement losses			0
Deconsolidation of Venezuela				0
Brazil indirect tax - reversal of liability/recognition of credits		0	0	0
Gains on disposal of investments		0		49
Other(4)(5)		72	20	1
Adjusted EBIT		(109)	(72)	(138)
Share of the profit of equity method investees		1	1	1
Elimination of intersegment amounts | North America
Disclosure of operating segments [line items]
Revenue		20	31	47
Elimination of intersegment amounts | LATAM
Disclosure of operating segments [line items]
Revenue		12	10	10
Elimination of intersegment amounts | APAC
Disclosure of operating segments [line items]
Revenue		52	57	32
Elimination of intersegment amounts | EMEA
Disclosure of operating segments [line items]
Revenue		105	101	116
Elimination of intersegment amounts | Maserati
Disclosure of operating segments [line items]
Revenue		11	18	21
Elimination of intersegment amounts | Other activities
Disclosure of operating segments [line items]
Revenue		1,428	€ 976	1,398
Non-current assets with definite useful lives
Adjustments:
Gains on disposal of investments				€ 76
Restructuring costs
Adjustments:
Increase (decrease) in other provisions		118
Unused provision reversed, other provisions		50
Restructuring costs | North America
Adjustments:
Increase (decrease) in other provisions		23
Restructuring costs | LATAM
Adjustments:
Increase (decrease) in other provisions		56
Restructuring costs | EMEA
Adjustments:
Unused provision reversed, other provisions		46
Supplier obligations | Operating segments | EMEA
Adjustments:
Impairment expense and supplier obligations		€ 6